Exhibit 99.1

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of

Towd Point Mortgage Funding 2019 – Auburn 13 PLC

Level 37

25 Canada Square

London

E14 5LQ

(the “Issuer”)

The Board of Directors of

Cerberus European Residential Holdings B.V.

Oude Utrechtseweg 32

Baarn

Utrecht

3743 KN

(the “Risk Retention Holder”)

Merrill Lynch International

2 King Edward Street

London

EC1A 1HQ

(“BAML”, and the “Arranger”)

Wells Fargo Securities, LLC

375 Park Ave

New York

NY

10152

(“Wells Fargo”, and together with BAML, the “Joint Lead Managers”)

and the other Managers (as defined in Appendix 1 of the Engagement Letter)

30 September 2019

PROPOSED ISSUE BY TOWD POINT MORTGAGE FUNDING 2019 – AUBURN 13 PLC OF RESIDENTIAL MORTGAGE BACKED FLOATING RATE NOTES (the “Issue”)

Dear Sirs and Madams

We have performed the procedures enumerated below, which were agreed to by the Issuer, the Risk Retention Holder, the Arranger, the Joint Lead Managers and the Managers (as defined in Appendix 1 of the Engagement Letter). The procedures were performed solely for the purpose of certain agreed upon procedures on certain loans (the “Loan Pool”) related to the issuance of residential mortgage-backed floating rate securities by the Issuer. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Risk Retention Holder, the Arranger, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Risk Retention Holder, the Arranger, the Joint Lead Managers and the Managers identified in Appendix 1 of the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer and the Risk Retention Holder, and the sufficiency of the procedures as described below is solely the responsibility of the Issuer and the Risk Retention Holder.

Deloitte LLP is a limited liability partnership registered in England and Wales with registered number OC303675 and its registered office at 1 New Street Square, London, EC4A 3HQ, United Kingdom.

Deloitte LLP is the United Kingdom affiliate of Deloitte NSE LLP, a member firm of Deloitte Touche Tohmatsu Limited, a UK private company limited by guarantee (“DTTL”). DTTL and each of its member firms are legally separate and independent entities. DTTL and Deloitte NSE LLP do not provide services to clients. Please see www.deloitte.com/about to learn more about our global network of member firms.

© 2019 Deloitte LLP. All rights reserved.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 4 of the Engagement Letter (the “Agreed Upon Procedures”).

The Issuer informed us that the “First Pool Run” contained a total of 11,951 accounts for each loan in the Loan Pool as at 31 July 2019 (the “cut-off date”).

A random sample of 454 loans was selected from the First Pool Run using the sampling approach below (the “Sample”).

The Issuer then provided us with a data file ‘TPMF Auburn 13 – AUP Audit Selection & Data – 20190731’ containing information for each loan in the Sample (the “Sample Pool”) as at the cut-off date.

We have carried out the Agreed Upon Procedures on the Sample Pool during the period 27 to 30 August 2019.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.26 under the agreed upon procedures sections below, have been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed Upon Procedures was the Application Form, Offer Letter, certificate of title/report on title (“CoT/RoT”), Valuation Report, valuer correspondence, completion letter, KFI/product change document, Land Registry report, credit search, income confirmation evidence, Mortgage Deed, identification documents, the Phoebus system and the data file ‘Date Last in Arrears.xlsx’, (the “System Extract” and together with Phoebus, the “System”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Pool agreed upon procedures

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

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2.1.	Borrower’s Name(s)

In respect of the paragraphs below (2.1.1 to 2.1.3) “substantially agreed” is defined as being able to identify the name(s) even where minor typographical errors or reversals of initials had occurred.

2.1.1.

For each loan in the Sample Pool, we have compared whether the borrower(s) name shown in the Sample Pool substantially agreed to that shown on the Application Form. We found the borrower name(s) substantially agreed with the Application Form, except for 2 cases.

DT Reference	Description of error
4	Application Form missing
12	Application Form missing

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.1.2.

For each loan in the Sample Pool, we have compared whether the borrower name(s) shown in the Sample Pool substantially agreed to that shown on the Offer Letter. We found the borrower name(s) substantially agreed with the Offer Letter, except for 1 case.

DT Reference	Description of error
12	Offer Letter missing

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.1.3.

For each loan in the Sample Pool, we have compared whether the borrower(s) name shown in the Sample Pool substantially agreed with that shown on the CoT/RoT or completion letter. We found the borrower name(s) substantially agreed to the CoT/RoT or completion letter, except for 4 cases.

DT Reference	Description of error
3	CoT/RoT/completion letter missing
11	CoT/RoT/completion letter missing
12	CoT/RoT/completion letter missing
13	CoT/RoT/completion letter missing

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

2.2.	Property Address

We were instructed by the Parties that this procedure should not include agreeing the postcode if other segments of the property address were sufficient to substantially agree the property address. For new build properties, we were instructed to assume that differences between the property address shown in the Sample Pool and the loan documentation should not be considered errors, providing the property address was not substantially different. It is expected that the property address can change as a mortgage progresses from application to completion.

For the avoidance of doubt, where postcodes are missing, incomplete or incorrect, while other segments of the property address are substantially agreed, this is not deemed to be an error.

2.2.1.

For each loan in the Sample Pool, we have compared whether the security address shown in the Sample Pool substantially agreed with that shown on the Offer Letter. We found the security address substantially agreed with the Offer Letter, except for 1 case.

DT Reference	Description of error
12	Offer Letter missing

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As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.2.2.

For each loan in the Sample Pool, we have compared whether the security address shown in the Sample Pool substantially agreed with that shown on the Valuation Report. We found the security address substantially agreed with the Valuation Report, except for 1 case.

DT Reference	Description of error
12	Offer Letter missing

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.2.3.

For each loan in the Sample Pool, we have compared whether the security address shown in the Sample Pool substantially agreed with that shown on the CoT/RoT or completion letter. We found the security address substantially agreed with the CoT/RoT or completion letter, except for 4 cases.

DT Reference	Description of error
3	CoT/RoT/completion letter missing
11	CoT/RoT/completion letter missing
12	CoT/RoT/completion letter missing
13	CoT/RoT/completion letter missing

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

2.3.	Origination Date

For each loan in the Sample Pool, we have compared whether the origination date shown in the Sample Pool agreed with that shown on the CoT/RoT or completion letter, to within +/- 30 days. We found the origination date agreed with the CoT/RoT or completion letter, to within +/- 30 days, except for 1 case.

DT Reference	Description of error
12	CoT/RoT/completion letter missing

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.4.	Amount Advanced

For each loan in the Sample Pool, we have compared whether the amount advanced (excluding fees) shown in the Sample Pool agreed with that shown on the Offer Letter or KFI/product change documents. We found the amount advanced (excluding fees) agreed with the Offer Letter or KFI/product change document, except for 1 case.

DT Reference	Description of error
12	Offer Letter/KFI/product change document missing

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.5.	Loan Term

For each loan in the Sample Pool, we have compared whether the term of the loan, recalculated using the origination date and the maturity date, agreed to within +/- 6 months with that shown on the Offer Letter or KFI/product change document. We found the term of the loan agreed to within +/- 6 months, with the Offer Letter or KFI/product change document, except for 2 cases.

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DT Reference	Description of error
12	Offer Letter/KFI/product change document missing
14	Sample Pool = 21 years 8 months, Offer Letter = 22 years 8 months

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.6.	Maturity Date

For each loan in the Sample Pool, we have compared whether the maturity date shown in the Sample Pool agreed with that shown in the System. We found the maturity date agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.7.	Loan Purpose

For each loan in the Sample Pool, we have compared whether the loan purpose shown in the Sample Pool agreed with that shown on the Application Form or Offer Letter. We found the loan purpose agreed with the Application Form or Offer Letter, except for 1 case.

DT Reference	Description of error
12	Application Form/Offer Letter missing

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.8.	Valuation Date

For each loan in the Sample Pool, we have compared whether the valuation date shown in the Sample Pool agreed to within +/- 30 days, with that shown on the Valuation Report or valuer correspondence. We found the valuation date agreed to within +/- 30 days with the Valuation Report or valuer correspondence, except for 3 cases.

DT Reference	Description of error
12	Valuation Report Missing
24	Sample pool = 02/05/2002, Valuation Report = 05/02/2002
353	Sample pool = 13/06/2007, Valuation Report = 13/08/2007

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

2.9.	Valuation Amount

For each loan in the Sample Pool, we have compared whether the valuation amount shown in the Sample Pool agreed with that shown on the Valuation Report or valuer correspondence, to within +/- £3,000. We found the valuation amount agreed with the Valuation Report or valuer correspondence, to within +/- £3,000, except for 2 cases.

DT Reference	Description of error
12	Valuation Report Missing
83	Sample pool = £315,000. Valuation Report = £335,000

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.10.	Property Tenure

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For each loan in the Sample Pool, we compared whether the tenure of the property shown on the Sample Pool agreed with that shown on the Valuation Report or the Land Registry report. We found that the property tenure agreed with the Valuation Report or the Land Registry report, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.11.	Document Signatories

2.11.1.

For each loan in the Sample Pool, we have noted whether the Application Form was signed in the space designated for the borrower(s). We found the Application Form to be signed in the space designated for the borrower(s), except for 2 cases.

DT Reference	Description of error
4	Application Form missing
12	Application Form missing

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.11.2.

For each loan in the Sample Pool, we have noted whether the Valuation Report was signed in the space designated for the Surveyor. We found the Valuation Report to be signed in the space designated for the Surveyor, except for 1 case.

DT Reference	Description of error
12	Valuation Report Missing

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.11.3.

For each loan in the Sample Pool, we have noted whether the CoT/RoT was signed in the space designated for the Solicitor. We found the CoT/RoT to be signed in the space designated for the Solicitor, except for 4 cases.

DT Reference	Description of error
3	CoT/RoT missing
11	CoT/RoT missing
12	CoT/RoT missing
13	CoT/RoT missing

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

2.12.	Credit Search

For each loan in the Sample Pool, we have noted whether a credit search had been carried out in the name of the borrower(s). We found a credit search had been carried out in the name of the borrower(s), except for 5 cases.

DT Reference	Description of error
10	Credit search missing
12	Credit search missing
18	Credit search missing
20	Credit search missing
21	Credit search missing

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

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2.13.	Interest Rates

2.13.1.

For each loan in the Sample Pool, we have compared whether the interest rate type shown in the Sample Pool agreed with that shown on the Offer Letter or KFI/product change document. We found the interest rate type agreed with the Offer Letter or KFI/product change document, except for 1 case.

DT Reference	Description of error
12	Offer Letter/KFI/product change document missing

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.13.2.

For each loan in the Sample Pool, we have compared whether the interest reset date shown in the Sample Pool agreed with that shown on the Offer Letter or KFI/product change document. We found the interest reset date agreed with the Offer Letter or KFI/product change document, except for 1 case.

DT Reference	Description of error
12	Offer Letter/KFI/product change document missing

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.13.3.

For each loan in the Sample Pool, we have compared whether the current interest rate margin shown in the Sample Pool agreed with that shown on the latest Offer Letter or KFI/product change document. We found the current interest rate margin agreed with the latest Offer Letter or KFI/product change document, except for 1 case.

DT Reference	Description of error
12	Offer Letter/KFI/product change document missing

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.13.4.

For each loan in the Sample Pool, we have compared whether the current interest rate index shown in the Sample Pool agreed with that shown on the latest Offer Letter or KFI/Product Change document. We found the current interest rate index agreed with the latest Offer Letter or KFI/Product Change document, except for 1 case.

DT Reference	Description of error
12	Offer Letter/KFI/product change document missing

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.14.	Current Balance

For each loan in the Sample Pool, we have compared whether the current outstanding balance as at the Cut-off Date shown in the Sample Pool agreed with that shown in the System. We found the current outstanding balance as at the Cut-off Date agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.15.	Arrears Balance

For each loan in the Sample Pool, we have compared whether the consolidated arrears balance as at the Cut-off Date shown in the Sample Pool, agreed to within ±£50 of that shown in the System. We found the consolidated arrears balance agreed to within ±£50 of that shown on the System, with no exception.

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As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.16.	Date last in arrears

For each loan in the Sample Pool, we have compared whether the date the loan was last in arrears, shown in the Sample Pool, agreed with that shown in the System. We found the date the loan was last in arrears, agreed with that shown in the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.17.	Repayment Type

For each loan in the Sample Pool, we have compared whether the repayment type shown in the Sample Pool agreed with that shown on the Offer Letter or KFI/product change document. We found the repayment type agreed with that shown on the Offer Letter or KFI/product change document, except for 1 case.

DT Reference	Description of error
12	Offer Letter/KFI/product change document missing

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.18.	Buy to Let (Y/N)

For each loan in the Sample Pool, we have compared whether the ‘Buy to Let’ status shown in the Sample Pool agreed with that shown on the Application Form. We found the ‘Buy to Let’ status agreed with that shown on the Application Form, except for 2 cases.

DT Reference	Description of error
4	Application Form Missing
12	Application Form Missing

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.19.	Monthly Payment Amount

For each loan in the Sample Pool, we have compared whether the monthly payment amount shown in the Sample Pool agreed with that shown in the System. We found the monthly payment amount agreed with that shown in the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.20.	Months in Arrears

For each loan in the Sample Pool, we have compared whether the months in arrears as at the Cut-off Date agreed with that shown in the System. We found that the months in arrears agreed with that shown in the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.21.	Income Confirmation

For each loan in the Sample Pool, we have noted whether there was evidence on the loan file that income confirmation had been obtained. Evidence is defined for loans recorded as Buy To Let “N”, as a copy of a P60, employer’s reference, bank statements, payslips, accountant certificate or financial statements. For loans recorded as Buy To Let “Y”, we compared that the rental income is shown on the valuation report or tenancy agreement. We found that there was evidence of income confirmation as specified above, except for 1 case.

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DT Reference	Description of error
12	Evidence of income confirmation missing

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.22.	Flexible Loan Status

For each loan in the Sample Pool, we have compared whether the flexible loan status shown in the Sample Pool agreed with that shown on the System. We found the flexible loan status agreed with that shown on the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.23.	First Charge

For each loan in the Sample Pool, we have compared on the Land Registry whether Capital Home Loans Limited (the “Seller”) has first charge over the property. We found the Seller has first charge over the property, except for 1 case.

DT Reference	Description of error
7	Land Registry report missing

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.24.	Valuation Type

For each loan in the Sample Pool, we have compared whether the valuation type shown in the Sample Pool agreed with that shown on the Valuation Report. We found the valuation type agreed with that shown on the Valuation Report, except for 1 case.

DT Reference	Description of error
12	Valuation Report missing

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.25.	Borrower Year of Birth

For each loan in the Sample Pool, we have compared whether the primary borrower’s year of birth shown in the Sample Pool agreed with that shown on the Application Form or identification documents (passport or drivers licence). We found the primary borrower’s year of birth agreed with that shown on the Application Form or identification documents as defined above, except for 1 case.

DT Reference	Description of error
12	Application Form/identification documents missing

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.26.	Borrower Type

For each loan in the Sample Pool, we have compared whether the borrower type shown in the Sample Pool agreed with that shown on the Offer Letter. We found the borrower type agreed with that shown on the Offer Letter, except for 1 case.

DT Reference	Description of error
12	Offer Letter missing

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As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

3.	Scope of our Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in our Engagement Letter dated 30 September 2019, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Risk Retention Holder, the Arranger, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Risk Retention Holder, the Arranger, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Simon Stephens on 0207 303 2930.

Yours faithfully

Deloitte LLP

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